Benefit Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of net periodic benefit cost
Service cost	$ (4,817)	$ (4,271)	$ (4,557)
Interest cost	(4,223)	(4,048)	(3,967)
Expected return on plan assets	9,536	8,742	7,543
Amortization of prior service cost	(20)	(20)	(19)
Recognized net actuarial loss	(2,703)	(1,708)	(1,411)
Net periodic benefit cost	(2,227)	(1,305)	(2,411)
Other amounts recognized in other comprehensive (Loss)
Change to net actuarial gain/(loss) for the period	30,409	(11,236)	(9,164)
Amortization of prior service cost	20	20	19
Amortization of net loss	2,703	1,708	1,411
Total recognized in other comprehensive income/(loss)	33,132	(9,508)	(7,734)
Total recognized in net benefit cost and other comprehensive income/(loss)	$ 30,905	$ (10,813)	$ (10,145)